Assets - Schedule of Prepaid and Other Current Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Prepaid directors and officers insurance run-off policies	$ 572,362	$ 638,404
Prepaid directors and officers insurance current policies	489,093	1,222,734
Other prepaid expenses	34,484	56,128
Prepaid expenses		1,917,266	$ 2,317,925
Other receivables	0	75,192	244,976
Prepaid and other current assets	$ 1,095,939	$ 1,992,458	$ 2,562,901